Provision for contingencies (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Provisions for legal demands	R$ 292	R$ 292
Accrued amount of tax lawsuits	51	60
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	12,123	10,081
Contingent liabilities assessments prior amount	1,467	1,432
Contingent liabilities tax proceedings	474	456
Contingent liabilities estimate possible losses amount	157	174
I N S S Social Security Contribution [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	576	473
I R P J With Holding Income Tax [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	750	575
C O F I N S P I S And I P I [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	4,662	2,940
I C M S [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	5,660	5,572
Municipal Service Tax [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	142	143
Other Litigations [Member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	327	374
Tax Claims [Member] | Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Contingent liabilities possible losses amount	6	4
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	13	166
Tax [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	1,234	1,420
Supplementary Law [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	96
Tax Contingencies [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	69
Labor Contingencies [Member]
IfrsStatementLineItems [Line Items]
Accrued amount of tax lawsuits	14
Tax Claims [Member] | Exito Group [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	65	88
Labor And Social Security Taxes [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	361	303
Civil And Other [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	56	40
Provision for contingencies accrued amount	100	34
Provision for contingencies remaining amount	50	36
Provision for contingencies remaining amount	1,270	36
Civil And Other [Member] | Exito Group [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	30	35
Civil Other Tax Claims [Member]
IfrsStatementLineItems [Line Items]
Provision for contingencies	R$ 236	R$ 145